Basis of presentation: (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Profit loss	$ 24,296	$ 31,116	$ 3,577
Cash flows from used in operating activities	(12,828)	(17,260)	8,485
Cash and cash equivalents	10,730	7,624	$ 5,270	$ 749
Working capital	1,578
Impairment loss recognised in profit or loss intangible assets and goodwill	5,229
Adjustment for decrease increase in prepaid expenses	$ 279	60
Adjustment for increase decrease in deposits		716
Additions to right of use assets		2,689
Adjustments for increase decrease in other current liabilities		790
Adjustments for increase decrease in other financial liabilities		$ 1,123